RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Parties Transactions Tables
Disclosure of management fees and share-based payments
	2017	2016	2015
	$	$	$

Management Fees	105,000	60,000	60,000